Federated Hermes MDT Market Neutral ETF Investment Objectives and Goals - Federated Hermes MDT Market Neutral ETF	Aug. 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Information Federated Hermes MDT Market Neutral ETF <br/>(the “Fund”)
Objective [Heading]	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to provide long-term capital appreciation while limiting exposure to general stock market risk.